Aug. 28, 2025
Genter Capital Municipal Quality Intermediate ETF
Investment Objective
Genter Capital Municipal Quality Intermediate ETF (the “Fund”) seeks current income free from federal income tax with a secondary objective of capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). Investors purchasing or selling Shares in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker. These costs are not included in the expense example below.

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.20%
Other Expenses	0.18%
Acquired Fund Fees and Expenses[1]	0.01%
Total Annual Fund Operating Expenses	0.39%
1.  “Acquired Fund Fees and Expenses” are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial statements, once available, because the financial statements include only the direct operating expenses incurred by the Fund.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem (or you hold) all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$40	$125	$219	$493

Portfolio turnover.
  The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. For the fiscal year ended April 30, 2025, the portfolio turnover rate was 51.62%.

Principal Investment Strategies
The Fund is actively managed and will not seek to replicate the performance of an index. Under normal market conditions, the Fund invests at least 80% of its net assets in a diversified portfolio of municipal obligations, the interest on which is exempt from regular federal income tax. While these securities will be exempt from federal income taxes, a significant portion of these securities could be subject to the alternative minimum tax. The Fund normally invests in municipal obligations rated A or higher by S&P Global Ratings (“S&P”), Fitch Ratings (“Fitch”) or Moody’s Investors Service, Inc. (“Moody’s”)) or, if unrated, determined by the Sub-Advisor to be of comparable quality at the time of purchase. The Fund may invest up to 30% of its net assets in municipal obligations rated BBB by S&P, Fitch or Moody’s or, if unrated, determined by the Sub-Advisor to be of comparable quality. For purposes of rating restrictions, if securities are rated differently by two or more rating agencies, the highest rating is used. The Fund may continue to hold securities that are downgraded (including bonds downgraded to below investment grade credit quality (“junk bonds”)) if the Sub-Advisor believes it would be advantageous to the Fund to do so.
With respect to its investments in municipal obligations, the Fund invests primarily in general obligation or revenue bonds. General obligation bonds are backed by the general revenue of the issuing municipality, while revenue bonds are supported by a specific revenue source, such as income from a toll road or sewer system.  The Fund currently targets an average portfolio duration of approximately 2 to 4.5 years and an average weighted portfolio maturity of approximately 3 to 6 years but may invest in securities of any maturity or duration and may in the future alter its maturity or duration target range. The Fund may use various techniques to shorten or lengthen its dollar-weighted average portfolio duration, including the acquisition of municipal obligations at a premium or discount. A premium municipal obligation is priced above the stated face value of the municipal obligation (also known as par). During periods of rising interest rates, municipal obligations may be offered and traded at a “discount,” which is when the municipal obligation is priced below par.  The portfolio managers generally will seek to enhance after-tax total return by actively engaging in relative value trading within the portfolio. The Sub-Advisor defines relative value trading as taking advantage of price opportunities in the markets for municipal obligations by looking for market inefficiencies using the Sub-Advisor’s assessment of creditworthiness of the issuer, analysis of an issuer’s revenue history and projections of revenues to be used as sources of repayment for the debt issue,  the issuer’s credit strength as measured by rating agencies, economic growth prospects in the regional economy that may affect the issuer,  and the pricing of new issue and secondary market municipal issues of comparable quality. The same factors are used to assist the Sub-Advisor in making decisions to sell investments. With respect to 20% of its net assets, the Fund may invest in municipal obligations that are not exempt from regular federal income tax, direct obligations of the U.S. Treasury and/or obligations of U.S. Government agencies, instrumentalities and government-sponsored enterprises. The Fund may hold cash and may invest in cash equivalents and money market instruments with up to 20% of the Fund’s net assets.
The Sub-Advisor’s process for selecting municipal obligations for purchase and sale generally includes consideration of the creditworthiness of the issuer obligated to repay the obligation. In evaluating creditworthiness, the Sub-Advisor considers ratings assigned by rating agencies and generally performs additional credit and investment analysis. The portfolio managers may sell a security when its credit quality declines, when the remaining maturity of a fixed-income security reaches a certain point or to pursue more attractive investment options.

Fund Performance
Because the Fund has not been in operation for an entire calendar year, no Fund performance information is shown. You may request a copy of the Fund’s annual and semi-annual reports and financial statements, at no charge by calling the Fund at 1-800-773-3863. Updated performance information on the Fund’s results can be obtained by visiting www.genterfunds.com/GENM.